Acquisition of Thinking Tree Spirits - Schedule of Estimated Fair Values of the Acquired Assets and Liabilities (Details) - Acquisition of Thinking Tree Spirit [Member]	Sep. 30, 2024 USD ($)
Assets:
Inventory	$ 143,423
Other Current Assets/(Liabilities), net	(3,068)
Property and Equipment	127,600
Goodwill	636,997
Total Assets	1,754,952
Liabilities:
Accounts Payable and Other Current Liabilities	42,739
SBA Loan	389,875
Other Non-Current Liabilities	17,449
Total Liabilities	450,063
Total Purchase Consideration	1,304,889
Thinking Tree Customer Relationships [Member]
Assets:
Intangible Asset	360,000
Thinking Tree Trade Name [Member]
Assets:
Intangible Asset	$ 490,000